Label	Element	Value
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	$ 1,322,000
Common Stock [Member]
Shares, Outstanding	us-gaap_SharesOutstanding	0	[1]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0	[1]
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	(3,417,000)	[1]
Additional Paid-in Capital [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 23,190,000	[1]

[1]	Represents the beginning balance in equity of the SOHI Assets (as defined in Note 1), the accounting acquirer in the reverse acquisition that occurred in April 2019.